UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21129
                                                    ----------------------------

   FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           ---------------------

                   Date of fiscal year end: NOVEMBER 30, 2005
                                           -------------------------------------

                   Date of reporting period: FEBRUARY 28, 2005
                                            ------------------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
---------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
PREFERRED SECURITIES -- 78.7%
              BANKING -- 33.6%
----------------------------------------------------------------------------------------------------------------------
     108,197  Abbey National Group, 7.375% Pfd., Series C .....................................    $    2,854,778**(1)
      15,000  ABN AMRO Capital Fund Trust VII, 6.08% Pfd. .....................................           378,750**(1)
              ABN AMRO North America, Inc.:
       2,015    6.46% Pfd., 144A**** ..........................................................         2,082,230*
      12,301    6.59% Pfd., 144A**** ..........................................................        12,813,706*
$ 18,000,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B ..............        22,363,470
      19,500  BAC Capital Trust III, 7.00% Pfd. ...............................................           515,775
     754,000  BAC Capital Trust IV, 5.875% Pfd. ...............................................        18,797,220
         600  BAC Capital Trust V, 7.00% Pfd. .................................................            15,768
$  1,240,000  BankBoston Capital Trust I, 8.25% 12/15/26 Capital Security .....................         1,368,799
$ 16,155,000  BankBoston Capital Trust II, 7.75% 12/15/26 Capital Security, Series B ..........        17,611,939
     468,100  Bank of New York Capital V, 5.95% Pfd. ..........................................        11,730,586
      51,000  Bank One Capital Trust VI, 7.20% Pfd. ...........................................         1,347,165
$    500,000  BT Capital Trust B, 7.90% 01/15/27 Capital Security .............................           544,625(1)
$  1,000,000  BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security .................         1,092,695
$  6,500,000  Chase Capital I, 7.67% 12/01/26 Capital Security ................................         7,058,642
     426,250  Chase Capital XI, 5.875% Pfd. 06/15/33 ..........................................        10,515,587
      18,800  Citigroup, Inc., 6.231% Pfd., Series H ..........................................           990,008*
     105,000  Cobank, ACB, 7.00% Pfd., 144A**** ...............................................         5,835,375*
      27,900  Comerica (Imperial) Capital Trust I, 7.60% Pfd. .................................           735,165
$    800,000  CoreStates Capital Trust I, 8.00% 12/15/26 Capital Security, 144A**** ...........           875,348
$ 11,000,000  Cullen/Frost Capital Trust I, 8.42% 02/01/27 Capital Security, Series A .........        12,177,660
$  2,500,000  Dime Capital Trust I, 9.33% 05/06/27 Capital Security, Series A .................         2,856,512
$  5,600,000  First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A**** ..........         6,129,228
$    875,000  First Chicago NBD Capital B, 7.75% 12/01/26 Capital Security, 144A**** ..........           953,851
$  3,000,000  First Midwest Capital Trust I, 6.95% 12/01/33 Capital Security ..................         3,330,315
$  3,500,000  First Tennessee Capital Trust II, 6.30% 04/15/34 Capital Security, Series B .....         3,573,010
$  3,000,000  Fleet Capital Trust II, 7.92% 12/11/26 Capital Security .........................         3,273,750
      62,600  Fleet Capital Trust VII, 7.20% Pfd. .............................................         1,650,449
      86,500  Fleet Capital Trust VIII, 7.20% Pfd. ............................................         2,307,387
           3  FT Real Estate Securities Company, 9.50% Pfd., 144A**** .........................         4,326,572
$ 37,550,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security .....................        42,444,079
$ 23,725,000  HBOS Capital Funding LP, 6.85% Pfd. .............................................        25,040,433(1)
       6,300  Household Capital Trust VI, 8.25% Pfd. ..........................................           165,060
$ 14,357,000  J.P. Morgan Capital Trust I, 7.54% 01/15/27 Capital Security ....................        15,573,397
$ 11,908,000  J.P. Morgan Capital Trust II, 7.95% 02/01/27 Capital Security ...................        13,037,891
     282,800  J.P. Morgan Chase Capital XIV, 6.20% Pfd., 10/15/34 .............................         7,198,674

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
PREFERRED SECURITIES -- (CONTINUED)
              BANKING -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
              J.P. Morgan Chase & Co.:
      15,000    6.625% Pfd., Series H .........................................................    $      773,550*
      74,558    Adj. Rate Pfd. ................................................................         3,877,016*
      23,800  Keycorp Capital V, 5.875% Pfd., Series A ........................................           590,002
$ 12,595,000  Keycorp Institutional Capital A, 7.826% 12/01/26 Capital Security, Series A .....        13,665,008
$  4,000,000  Lloyds TSB Bank PLC, Tier I, 6.90% 10/22/49 .....................................         4,199,200(1)
$ 25,280,000  Marshall & Ilsley Capital Trust  A, 7.65% 12/01/26 Capital Security .............        27,426,146
          20  Marshall & Ilsley Investment II, 8.875% Pfd., 144A**** ..........................         2,164,910
      25,000  Merrill Lynch Preferred Capital, Adj. Rate Pfd., Series G .......................           635,938*
$  4,000,000  NB Capital Trust IV, 8.25% Capital Security .....................................         4,449,060
$  3,000,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security .....................         3,337,890
$ 13,750,000  RBS Capital Trust B, 6.80% Pfd. .................................................        14,430,831**(1)
$ 15,600,000  Republic New York Capital I, 7.75% 11/15/26 Capital Security ....................        16,894,020(1)
$ 17,127,000  Republic New York Capital II, 7.53% 12/04/26 Capital Security ...................        18,513,859(1)
              Roslyn Real Estate:
          40    8.95% Pfd., Pvt., Series C, 144A**** ..........................................         4,319,501
          30    Adj. Rate Pfd., Series D, 144A**** ............................................         3,030,000
              Royal Bank of Scotland Group PLC:
     597,500    5.75% Pfd., Series L ..........................................................        14,770,200**(1)
     209,500    6.40% Pfd., Series M ..........................................................         5,525,563**(1)
$ 14,167,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security ...................        15,561,741
          60  Union Planters Preferred Funding, 7.75% Pfd., Series 144A**** ...................         7,015,581
      23,500  VNB Capital Trust I, 7.75% Pfd. .................................................           620,165
$    300,000  Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** ............           331,281
   2,217,200  Wachovia Preferred Funding, 7.25% Pfd., Series A ................................        64,254,456
$ 20,750,000  Washington Mutual, Inc., 8.36% 12/01/26 Capital Security, 144A**** ..............        22,741,066
$  8,000,000  Webster Capital Trust II, 10.00% 04/01/27 Capital Security ......................         9,142,240
     365,000  Wells Fargo Capital Trust VII, 5.85% Pfd. .......................................         9,146,900
      45,000  Wells Fargo Capital Trust IX, 5.625% Pfd. .......................................         1,108,800
-----------------------------------------------------------------------------------------------------------------
                                                                                                      532,090,823
                                                                                                   --------------
              FINANCIAL SERVICES -- 13.3%
----------------------------------------------------------------------------------------------------------------------
      58,500  The Bear Stearns Companies, Inc., 5.49% Pfd., Series G ..........................         2,939,917*
      30,000  Corporate-Backed Trust Certificates, 7.75% Pfd., Series CIT .....................           816,150
$ 15,459,000  Countrywide Capital I, 8.00% 12/15/26 Capital Security ..........................        16,340,395
   1,030,200  Countrywide Capital IV, 6.75% Pfd. ..............................................        26,836,710

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
PREFERRED SECURITIES -- (CONTINUED)
              FINANCIAL SERVICES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
              Fannie Mae:
     480,420    5.10% Pfd., Series E ..........................................................    $   21,088,036*
      96,300    5.125% Pfd. ...................................................................         4,283,905*
     300,000    Adj. Rate Pfd. ................................................................        16,890,000*
              Freddie Mac:
      20,000    5.00% Pfd., Series F ..........................................................           883,500*
      19,900    5.30% Pfd. ....................................................................           931,817*
      42,500    5.79% Pfd. ....................................................................         2,119,263*
     483,052  General Electric Capital Corporation, 5.875% Pfd. ...............................        12,267,106
              Lehman Brothers Holdings, Inc.:
     277,000    5.67% Pfd., Series D ..........................................................        14,171,320*
      85,000    5.94% Pfd., Series C ..........................................................         4,361,350*
   1,349,750    6.50% Pfd., Series F ..........................................................        36,112,561*
      35,000  Lehman Capital Trust III, 6.375% Pfd. Series K ..................................           901,950
       5,000  Lehman Capital Trust V, 6.00% Pfd., Series M ....................................           124,950
      31,400  Lehman Capital Trust  VI, 6.24% Pfd., Series N ..................................           794,420
     138,975  Merrill Lynch Capital Trust V, 7.28% Pfd. .......................................         3,805,136
      10,000  Merrill Lynch Preferred Capital Trust IV, 7.12% Pfd. ............................           270,800
      64,300  Morgan Stanley Capital Trust II, 7.25% Pfd. .....................................         1,678,873
   1,101,398  Morgan Stanley Capital Trust III, 6.25% Pfd. ....................................        27,986,523
     202,000  Morgan Stanley Capital Trust IV, 6.25% Pfd. .....................................         5,173,220
       9,000  Morgan Stanley Capital Trust V, 5.75% Pfd. ......................................           221,760
     160,000  SLM Corporation, 6.97% Pfd., Series A ...........................................         9,080,000*
-----------------------------------------------------------------------------------------------------------------
                                                                                                      210,079,662
                                                                                                   --------------
              INSURANCE -- 13.4%
----------------------------------------------------------------------------------------------------------------------
   1,719,980  ACE Ltd., 7.80% Pfd., Series C ..................................................        46,104,064**(1)
$ 16,551,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ...........................        18,957,350
      48,100  Corporate-Backed Trust Certificates, 8.00% Pfd., Series AON .....................         1,241,942
     106,000  Corts-AON Capital, 8.205% Pfd. ..................................................         2,896,980
      37,000  Corts-UnumProvident Corporation, 8.50% Pfd. .....................................         1,001,960
     142,300  Everest Re Capital Trust II, 6.20% Pfd., Series B ...............................         3,493,465(1)
              ING Groep NV:
      36,000    7.05% Pfd. ....................................................................           951,120**(1)
     489,000    7.20% Pfd. ....................................................................        13,012,290**(1)
$ 10,000,000  Mangrove Bay Passthru Trust, 6.102% 07/15/33 Capital Security, 144A**** .........        10,142,400(1)
$  2,200,000  MMI Capital Trust I, 7.625% 12/15/27 Capital Security, Series B .................         2,483,712
     270,989  PartnerRe Ltd., 6.75% Pfd., Series C ............................................         6,948,158**(1)

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
PREFERRED SECURITIES -- (CONTINUED)
              INSURANCE -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
$  8,000,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security ...................    $    7,716,200
              Renaissancere Holding:
      20,000    6.08% Pfd., Series C ..........................................................           487,800**(1)
     332,235    7.30% Pfd., Series B ..........................................................         8,817,517**(1)
      94,900  Saturns-AON 2003-3, 8.00% Pfd., Series AON ......................................         2,471,196
      56,000  Saturns-SAFC 2001-7, 8.25% Pfd., Series SAFC ....................................         1,515,640
      22,390  St. Paul Capital Trust I, 7.60% Pfd.                                                        588,633
$  8,075,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** .......................         9,987,039
$ 17,000,000  USF&G Capital I, 8.50% 12/15/45 Capital Security, 144A**** ......................        21,462,925
      15,000  XL Capital Ltd., 7.625% Pfd., Series B ..........................................           403,725**(1)
              Zurich RegCaPS Funding Trust:
      13,100    6.01% Pfd., 144A**** ..........................................................        13,282,155*
      35,900    6.58% Pfd., 144A**** ..........................................................        37,923,504*
-----------------------------------------------------------------------------------------------------------------
                                                                                                      211,889,775
                                                                                                   --------------
              UTILITIES -- 12.9%
----------------------------------------------------------------------------------------------------------------------
$  3,750,000  AGL Capital Trust, 8.17% 06/01/37 Capital  Security .............................         4,162,256
              Alabama Power Company:
      55,000    5.20% Pfd. ....................................................................         1,378,850*
     275,000    5.30% Pfd. ....................................................................         7,026,250*
      10,000  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .......................         1,044,050*
      50,000  Baltimore Gas & Electricity, 7.125% Pfd., Series 1993 ...........................         5,236,500*
      35,000  Central Maine Power, 5.25% Pfd., Pvt. ...........................................         3,393,600*
$  8,700,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B ...................         9,647,256
$ 10,395,000  COMED Financing III, 6.35% 03/15/33 Capital Security ............................        11,062,463
      23,883  Delmarva Power & Light, 5.00% Pfd.                                                        2,342,683*
      50,000  Dominion CNG Cap Trust I, 7.80% Pfd. ............................................         1,317,000
$  8,082,000  Dominion Resources Capital Trust  I, 7.83% 12/01/27 Capital Security ............         8,907,738
              Duke Energy Corporation:
      85,385    4.50% Pfd., Series C, Pvt. ....................................................         7,508,757*
      59,662    7.04% Pfd., Series Y ..........................................................         6,158,013*
      51,331    7.85% Pfd., Series S ..........................................................         5,320,715*
      96,450  Duquesne Light Company, 6.50% Pfd. ..............................................         5,266,652*
      67,700  Energy East Capital Trust I, 8.25% Pfd. .........................................         1,786,941
              Entergy Arkansas, Inc.:
      10,240    4.56% Pfd., Series 1965 .......................................................           857,805*
       5,692    7.40% Pfd. ....................................................................           592,224*
      11,675  Entergy Louisiana, Inc., 8.00% Pfd., Series 92 ..................................           294,502*

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
PREFERRED SECURITIES -- (CONTINUED)
              UTILITIES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
              Florida Power Company:
      49,750    4.40% Pfd. ....................................................................    $    4,305,614*
      37,088    4.58% Pfd. ....................................................................         3,357,948*
      21,585    4.60% Pfd. ....................................................................         1,953,011*
      60,000  FPC Capital I, 7.10% Pfd., Series A .............................................         1,512,000
      12,442  Great Plains Energy, Inc., 4.20% Pfd. ...........................................           944,161*
       5,000  Gulf Power Capital Trust III, 7.375% Pfd. .......................................           132,625
$ 17,262,000  Houston Light & Power, Capital Trust II, 8.257% 02/01/37 Capital Security .......        18,939,953
     119,805  Indianapolis Power & Light Company, 5.65% Pfd. ..................................        11,407,233*
              Interstate Power & Light Company:
     110,000    7.10% Pfd., Series C ..........................................................         2,991,450*
      11,000    8.375% Pfd., Series B .........................................................           371,360*
      15,017  Kentucky Energy Corp., 4.75% Pfd. ...............................................         1,351,455*
      32,300  Laclede Capital Trust I, 7.70% Pfd. .............................................           878,721
       5,000  Northern Indiana Public Service Company, Adj. Rate Pfd., Series A ...............           254,000*
              Pacific Enterprises:
       4,550    $4.40 Pfd. ....................................................................           399,763*
       4,510    $4.50 Pfd. ....................................................................           405,269*
      23,085    $4.75 Pfd., Series 53 .........................................................         2,189,612*
       3,500  PacifiCorp, $7.48 Sinking Fund Pfd. .............................................           374,710*
$  2,337,000  PECO Energy Capital Trust III, 7.38% 04/06/28 Capital Security, Series D ........         2,776,718
$ 27,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security ...................        26,517,510
      13,061  Portland General Electric, 7.75% Sinking Fund Pfd. ..............................         1,323,406*
     215,750  PSEG Funding Trust II, 8.75% Pfd. ...............................................         6,049,630
$  6,000,000  Puget Capital Trust, 8.231% 06/01/27 Capital Security, Series B .................         6,563,490
     200,000  San Diego Gas & Electric Company, $1.70 Pfd. ....................................         5,212,000*
      42,000  Savannah Electric & Gas Company, 6.00% Pfd. .....................................         1,091,580*
     190,000  Southern Union Company, 7.55% Pfd. ..............................................         5,250,650*
      34,252  TXU US Holdings Company, $4.00 Pfd., Series TES .................................         2,554,343*
$  2,500,000  Union Electric Company, 7.69% 12/15/36 Capital Security, Series A ...............         2,725,287
              Virginia Electric & Power Company:
      14,985    $4.12 Pfd. ....................................................................         1,259,414*
      21,684    $4.80 Pfd. ....................................................................         2,123,189*
      78,700  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 ..............................         2,091,453
      15,000  Wisconsin Power & Light Company, 6.20% Pfd. .....................................         1,539,525*
              Xcel Energy, Inc.:
       7,110    $4.10 Pfd., Series C ..........................................................           551,594*
      10,210    $4.11 Pfd., Series D ..........................................................           793,981*
-----------------------------------------------------------------------------------------------------------------
                                                                                                      203,496,910
                                                                                                   --------------

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
     ---------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
PREFERRED SECURITIES -- (CONTINUED)
              OIL AND GAS -- 1.8%
----------------------------------------------------------------------------------------------------------------------
      13,200  EOG Resources, Inc., 7.195% Pfd., Series B ......................................    $   14,086,512*
$ 13,315,000  Phillips 66 Capital Trust II, 8.00% 01/15/37 Capital Security ...................        14,611,282
-----------------------------------------------------------------------------------------------------------------
                                                                                                       28,697,794
                                                                                                   --------------
              REAL ESTATE INVESTMENT TRUST (REIT) -- 3.2%
----------------------------------------------------------------------------------------------------------------------
              AMB Property Corporation:
      54,405    6.50% Pfd., REIT, Series L ....................................................         1,368,014
      30,000    6.75% Pfd., REIT, Series M ....................................................           765,150
     160,000  BRE Properties, Inc., 6.75% Pfd., REIT, Series C ................................         4,074,400
     228,250  Duke Realty Corporation, 6.60% Pfd., REIT, Series L .............................         5,747,335
      19,100  Equity Office Property Trust, 7.75% Pfd., REIT, Series G ........................           509,015
      51,000  Equity Residential Properties, 8.29% Pfd., REIT, Series K .......................         3,244,875
              PS Business Parks, Inc.:
     167,640    6.875% Pfd., REIT, Series I ...................................................         4,171,721
      32,464    7.00% Pfd., REIT, Series H ....................................................           815,983
     203,400    7.60% Pfd., REIT, Series L ....................................................         5,326,029
      60,000    7.95% Pfd., REIT, Series K ....................................................         1,598,100
              Public Storage, Inc.:
      14,700    7.625% Pfd., REIT, Series U ...................................................           387,786
      18,000    8.00% Pfd., REIT, Series R ....................................................           479,520
     440,000  Realty Income Corporation, 7.375% Pfd., REIT, Series D ..........................        11,745,800
     263,000  Regency Centers Corporation, 7.25% Pfd., REIT ...................................         6,847,205
     162,000  Weingarten Realty Investment, 6.95% Pfd., REIT ..................................         4,377,240
-----------------------------------------------------------------------------------------------------------------
                                                                                                       51,458,173
                                                                                                   --------------
              MISCELLANEOUS INDUSTRIES -- 0.5%
----------------------------------------------------------------------------------------------------------------------
     100,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .............................         8,410,500*
-----------------------------------------------------------------------------------------------------------------
                                                                                                        8,410,500
                                                                                                   --------------
              TOTAL PREFERRED SECURITIES
                (Cost $1,191,695,456) .........................................................     1,246,123,637
                                                                                                   --------------
CORPORATE DEBT SECURITIES -- 16.1%
              BANKING -- 0.2%
----------------------------------------------------------------------------------------------------------------------
$  2,500,000  Citigroup, Inc., 6.00% 10/31/33 .................................................         2,645,487
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,645,487
                                                                                                   --------------
              FINANCIAL SERVICES -- 2.7%
----------------------------------------------------------------------------------------------------------------------
      46,200  Corp-Backed Trust Certificates, 5.80% Series Goldman Sachs ......................         1,152,459
$ 25,000,000  General Motors Acceptance Corporation, 8.00% 11/01/31, Senior Bonds .............        25,217,500

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
CORPORATE DEBT SECURITIES -- (CONTINUED)
              FINANCIAL SERVICES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
              Lehman Brothers:
$  5,018,000    Guaranteed Note, Variable Rate, 12/16/16, 144A**** ............................    $    5,030,545
$  9,282,000    Guaranteed Note, Variable Rate, 10/15/15, 144A**** ............................         9,699,690
$  2,200,000  Morgan Stanley Finance, 8.03% 02/28/17, Capital Units ...........................         2,374,867
-----------------------------------------------------------------------------------------------------------------
                                                                                                       43,475,061
                                                                                                   --------------
              INSURANCE -- 0.9%
----------------------------------------------------------------------------------------------------------------------
     239,000  Delphi Financial, 8.00% 05/15/33, Senior Notes ..................................         6,380,105
$  6,400,000  OneAmerica Financial Partners, 7.00% 10/15/33 144A**** ..........................         7,193,664
$  1,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .........................         1,016,340
-----------------------------------------------------------------------------------------------------------------
                                                                                                       14,590,109
                                                                                                   --------------
              OIL AND GAS -- 0.4%
----------------------------------------------------------------------------------------------------------------------
     238,261  Nexen, Inc., 7.35% Subordinated Notes ...........................................         6,416,369(1)
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,416,369
                                                                                                   --------------
              UTILITIES -- 11.2%
----------------------------------------------------------------------------------------------------------------------
$ 32,000,000  AEP Texas Central Company, 6.65% 02/15/33, Senior Notes, Series E ...............        36,127,360
$ 19,000,000  Constellation Energy Group, 7.60% Pfd., 04/01/32, Senior Notes ..................        23,385,200
$  1,000,000  DTE Energy Company, 6.375% 04/15/33, Senior Notes ...............................         1,066,210
              Duke Capital Corporation:
$ 11,179,000    6.75% 02/15/32, Senior Notes ..................................................        12,437,308
$ 10,000,000    8.00% 10/01/19, Senior Notes ..................................................        12,320,550
$  5,000,000  Entergy Gulf States, Inc., 6.20% 07/01/33, 1st Mortgage .........................         5,046,475
      16,500  Entergy Mississippi, Inc., 7.25% Pfd., 1st Mortgage .............................           439,890
              Georgia Power Company:
     567,015    5.90% 04/15/33, Senior Notes ..................................................        14,410,686
     125,000    6.00% 10/15/33, Senior Notes ..................................................         3,227,500
      60,000    6.00% 08/15/44, Senior Notes, FGIC Insured ....................................         1,594,200
$  3,000,000  Indianapolis Power & Light Company, 6.60% 01/01/34, 1st Mortgage, 144A**** ......         3,361,365
      40,000  Northern States Power Company, 8.00% ............................................         1,094,800
$ 10,000,000  Oncor Electric Delivery Company, 7.25% 01/15/33, Secured ........................        12,150,900
$ 18,268,000  PSEG Power LLC, 8.625% 04/15/31 .................................................        24,948,608
$  6,300,000  TXU Corporation, 6.55% 11/15/34, 144A**** .......................................         6,445,656
$ 10,250,000  TXU U.S. Holdings Company, 7.00% 03/15/13 .......................................        11,489,584
$  6,000,000  Wisconsin Electric Power Company, 6.875% 12/01/95 ...............................         7,117,710
-----------------------------------------------------------------------------------------------------------------
                                                                                                      176,664,002
                                                                                                   --------------

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
CORPORATE DEBT SECURITIES -- (CONTINUED)
              REAL ESTATE INVESTMENT TRUST (REIT) -- 0.2%
----------------------------------------------------------------------------------------------------------------------
$  2,780,000  EOP Operating LP, 7.875% 07/15/31, REIT .........................................    $    3,425,502
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,425,502
                                                                                                   --------------
              MISCELLANEOUS -- 0.5%
----------------------------------------------------------------------------------------------------------------------
$    390,000  BellSouth Telecommunication, 7.00% 12/01/95 .....................................           427,744
$  5,000,000  Ford Motor Company, 7.45%  07/16/31 .............................................         4,834,725
      30,000  Maytag Corporation, 7.875% 08/01/31 .............................................           760,800
$  1,945,000  Verizon Maryland, 7.15% 05/01/23 ................................................         2,121,081
-----------------------------------------------------------------------------------------------------------------
                                                                                                        8,144,350
                                                                                                   --------------
              TOTAL CORPORATE DEBT SECURITIES
                (Cost $233,523,168) ...........................................................       255,360,880
                                                                                                   --------------
COMMON STOCKS AND CONVERTIBLE SECURITIES -- 3.1%
              INSURANCE -- 0.3%
----------------------------------------------------------------------------------------------------------------------
      20,000  Hartford Financial Services, 7.00% Mandatory Convertible, 08/16/06 ..............         1,345,400
      45,000  UnumProvident Corporation, 8.25% Mandatory Convertible, 05/16/06 ................         1,544,175
      54,000  XL Capital Ltd., 6.50% Mandatory Convertible, 05/15/07 ..........................         1,318,410(1)
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,207,985
                                                                                                   --------------
              UTILITIES -- 2.6%
----------------------------------------------------------------------------------------------------------------------
     170,700  Ameren Corporation, 9.75% Mandatory Convertible, 05/15/05 .......................         4,734,364
      75,000  American Electric Power, 9.25% Mandatory Convertible, 08/16/05 ..................         3,304,875
     300,000  Duke Energy Corporation .........................................................         8,107,500*
     261,450  FPL Group, Inc. .................................................................        20,778,739*
     100,000  Keyspan Corporation, 8.75% Mandatory Convertible, 05/16/05 ......................         5,121,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                       42,046,978
                                                                                                   --------------
              MISCELLANEOUS -- 0.2%
----------------------------------------------------------------------------------------------------------------------
      65,000  Alltel Corporation, 7.75% Pfd. Mandatory Convertible, 05/17/05 ..................         3,306,875
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,306,875
                                                                                                   --------------
              TOTAL COMMON STOCKS AND CONVERTIBLE SECURITIES
                (Cost $41,201,814) ............................................................        49,561,838
                                                                                                   --------------
OPTION CONTRACTS -- 1.1%
      10,000  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/20/05 ..........        17,171,875+
-----------------------------------------------------------------------------------------------------------------
              TOTAL OPTION CONTRACTS
                (Cost $12,521,776) ............................................................        17,171,875
                                                                                                   --------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                         ---------
MONEY MARKET FUND -- 0.1%
     899,863  BlackRock Provident Institutional, TempFund .....................................    $      899,863
-----------------------------------------------------------------------------------------------------------------
              TOTAL MONEY MARKET FUND
                (Cost $899,863) ...............................................................           899,863
                                                                                                   --------------

TOTAL INVESTMENTS (Cost $1,479,842,077***) ......................................       99.1%       1,569,118,093
OTHER ASSETS AND LIABILITIES (NET) ..............................................        0.9%          13,502,065
                                                                                     -------       --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ..................      100.0%++    $1,582,620,158
                                                                                     -------       --------------
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE ........................................      (542,000,000)
                                                                                                   --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ....................................................    $1,040,620,158
                                                                                                   ==============

----------
   * Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
  **  Securities distributing Qualified Dividend Income only.
 ***  Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may by resold in transactions exempt from registration to qualified institutional buyers.
 (1)  Foreign Issuer.
   +  Non-income producing.
  ++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

          ABBREVIATIONS:
REIT  -- Real Estate Investment Trust
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities
         Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FLAHERTY  &  CRUMRINE/CLAYMORE  PREFERRED  SECURITIES  INCOME  FUND
            --------------------------------------------------------------------
INCORPORATED
------------

By (Signature and Title)*    /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                             Donald F. Crumrine, Director, Chairman of the Board
                             and Chief Executive Officer
                             (principal executive officer)

Date              APRIL 18, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                             Donald F. Crumrine, Director, Chairman of the Board
                             and Chief Executive Officer
                             (principal executive officer)

Date              APRIL 18, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ R. ERIC CHADWICK
                         -------------------------------------------------------
                           R. Eric Chadwick, Chief Financial Officer, Treasurer, Vice President and Secretary
                           (principal financial officer)

Date              APRIL 18, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.